Fair value measurements and financial risk management - Biological assets (Details) - Biological assets g in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) g $ / g	Dec. 31, 2019 USD ($) g $ / g
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Harvested Cannabis plants ascribed completed (percentage)	50.00%
Harvested Cannabis plants completed (percentage)	57.00%	49.00%
Expected grams yielded
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity inputs, volume | g	9,776	3,466
Sensitivity (percentage) increase	10.00%	10.00%
Sensitivity (percentage) decrease	(10.00%)	(10.00%)
Impact on Fair Value, Increase decrease | $	$ 3,017	$ 1,244
Average cost per gram to complete production
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity Inputs	1.78	1.95
Sensitivity (per grams) increase	1.00	1.00
Sensitivity (per grams) decrease	(1.00)	(1.00)
Impact on Fair Value, Increase decrease | $	$ 9,734	$ 3,469
Average selling price per gram, less cost
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity Inputs	3.09	3.59
Sensitivity (per grams) increase	1.00	1.00
Sensitivity (per grams) decrease	(1.00)	(1.00)
Impact on Fair Value, Increase decrease | $	$ 9,713	$ 3,464